RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of main metrics established by prudential regulation

Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2025	On December 31, 2024
	Prudential Conglomerate
Regulatory capital - values
Common equity	124,320,006	106,012,668
Level I	145,844,118	124,632,919
Reference Equity - RE	174,968,754	149,109,173
Risk-weighted assets (RWA) - amounts
Total RWA	1,108,961,848	1,008,667,813
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.2%	10.5%
Tier I Capital	13.2%	12.4%
Basel Ratio	15.8%	14.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	3.21%	2.51%
Leverage Ratio (AR)
Total exposure	2,141,573,090	1,860,789,433
AR	6.8%	6.7%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	253,255,892	184,606,844
Total net cash outflow	160,033,728	130,795,356
LCR	158.3%	141.1%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	1,136,032,540	991,711,546
Stable resources required (RSF)	925,369,687	818,326,687
NSFR	122.8%	121.2%
(1)	Failure to comply with ACP (public civil action) rules would result in restrictions on the payment of dividends and interest on equity, net surplus, share buyback, reduction of capital stock, and variable compensation to its managers.

Schedule of credit risk exposure

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Gross value	Expected credit losses	Gross value	Expected credit losses
Financial assets
Cash and balances with banks (Note 5)	137,031,197	-	146,614,670	-
Financial assets measured at fair value through profit or loss (Note 6)	551,306,606	(3,516,837)	371,883,348	-
Financial assets measured at fair value through other comprehensive income (Note 8) (1)	138,998,105	(22,357)	156,292,584	(14,306)
Loans and advances to financial institutions (Note 10)	235,485,067	(13)	196,421,127	(187,829)
Loans and advances to customers (Note 11)	791,468,154	(47,011,092)	720,239,586	(47,857,481)
Securities at amortized cost (Note 9)	263,111,062	(3,564,491)	273,148,967	(6,157,000)
Other assets (Note 16)	73,426,822	-	81,195,242	-
Commitments to extend credit - off balance (Note 11 and 24)	358,376,828	(1,815,386)	342,660,453	(2,447,791)
Financial guarantees - off balance (Note 11 and 24)	125,119,738	(1,266,804)	119,229,609	(1,257,645)
Total risk exposure	2,674,323,579	(57,196,980)	2,407,685,586	(57,922,052)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Schedule of concentration of credit risk in loans and advances

	R$ thousands
	On December 31, 2025	On December 31, 2024
Largest borrower	0.5%	0.7%
10 largest borrowers	3.5%	4.4%
20 largest borrowers	5.4%	7.0%
50 largest borrowers	8.7%	10.9%
100 largest borrowers	11.5%	14.0%

Schedule of the credit risk concentration analysis

	R$ thousands
	On December 31, 2025%		On December 31, 2024%
Public sector	9,695,176	1.2	6,853,540	1.0
Private sector	781,772,978	98.8	713,386,046	99.0
Total	791,468,154	100.0	720,239,586	100.0
Companies	350,445,791	44.3	316,936,343	44.0
Real estate and construction activities	25,188,642	3.2	23,610,490	3.3
Retail	41,304,495	5.2	37,709,778	5.2
Services	115,073,789	14.5	79,995,896	11.1
Transportation and concession	28,635,592	3.6	28,680,534	4.0
Automotive	7,228,928	0.9	7,553,422	1.0
Food products	15,258,682	1.9	13,677,857	1.9
Wholesale	20,564,676	2.6	20,378,978	2.8
Production and distribution of electricity	10,541,406	1.3	8,633,777	1.2
Oil, derivatives and aggregate activities	5,568,769	0.7	6,918,329	1.0
Other industries	81,080,812	10.2	89,777,282	12.5
Individuals	441,022,363	55.7	403,303,243	56.0

Schedule of fair value of guarantees of loans and advances to customers

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	350,445,791	248,842,209	316,936,343	177,693,556
Stage 1	315,701,697	225,184,657	284,237,991	167,357,458
Stage 2	11,609,479	8,416,815	6,946,383	5,014,721
Stage 3	23,134,615	15,240,737	25,751,969	5,321,377

Individuals	441,022,363	417,170,096	403,303,243	278,052,177
Stage 1	381,759,894	380,871,896	347,118,719	248,932,254
Stage 2	25,431,262	21,377,870	21,911,700	18,284,746
Stage 3	33,831,207	14,920,330	34,272,824	10,835,177
Total	791,468,154	666,012,305	720,239,586	455,745,733
(1)	Of the total balance of loan operations, R$324,425,508 thousand (December 31, 2024 – R$438,532,231 thousand) refers to operations without guarantees.

Schedule of financial exposure trading portfolio

Risk factors	R$ thousands
	On December 31, 2025		On December 31, 2024
	Assets	Liabilities	Assets	Liabilities
Fixed rates	76,704,911	38,242,679	124,477,896	10,549,194
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	12,020,758	10,982,367	2,438,885	2,010,863
Exchange coupon	341,370	-	668,191	-
Foreign Currency	9,035,717	8,638,662	14,134,242	13,689,527
Equities	24,558,158	24,644,617	10,344,471	9,979,524
Sovereign/Eurobonds and Treasuries	22,300,246	20,512,300	21,988,976	19,627,310
Other	10,799,051	128,243	2,839,750	235,287
Total	155,760,211	103,148,868	176,892,411	56,091,705

Schedule of trading portfolio net of tax effects

Risk factors	R$ thousands
	On December 31, 2025	On December 31, 2024
Fixed rates	8,265	1,395
IGPM/IPCA	6,902	5,403
Exchange coupon	67	181
Foreign Currency	4,031	4,580
Sovereign/Eurobonds and Treasuries	7,055	4,112
Equities	1,940	2,829
Other	1,378	7,155
Correlation/diversification effect	(14,825)	(9,480)
VaR at the end of the year	14,813	16,175

Average VaR in the year	26,386	14,916
Minimum VaR in the year	9,836	4,982
Maximum VaR in the year	61,733	45,150

Schedule of VaR internal model based on regulatory portfolio

Risk factors	R$ thousands
	On December 31, 2025		On December 31, 2024
	VaR	Stressed	VaR	Stressed
Interest rate	45,660	56,835	20,444	23,846
Exchange rate	16,876	31,998	24,497	21,405
Commodity price (Commodities)	13,284	76,852	995	2,247
Equities	7,697	18,547	23,212	30,064
Correlation/diversification effect	(36,598)	(79,430)	(19,896)	(28,643)
VaR at the end of the year	46,919	104,802	49,252	48,919

Average VaR in the year	76,840	95,545	67,082	98,963
Minimum VaR in the year	33,671	26,010	32,264	33,126
Maximum VaR in the year	195,304	243,961	124,674	272,495

Note: Ten-day horizon VaR net of tax effects.

[2] The maximum amount between the book’s holding period and ten days, which is the minimum regulatory horizon required by Central Bank of Brazil, is adopted.

Schedule of possible loss of the trading book in a stress scenario

	R$ thousands
	On December 31, 2025	On December 31, 2024
At the end of the year	191,803	124,714
Average in the year	143,694	238,134
Minimum in the year	51,893	98,257
Maximum in the year	354,628	473,851

Schedule of sensitivity analysis based on trading portfolio

		R$ thousands
		Trading Portfolio (1)
		On December 31, 2025			On December 31, 2024
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(318)	(102,871)	(195,792)	(69)	(24,757)	(50,192)
Price indexes	Exposure subject to variations in price index coupon rates	(294)	(54,032)	(102,722)	(110)	(9,118)	(16,071)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(2)	(347)	(688)	(5)	(670)	(1,330)
Foreign currency	Exposure subject to exchange rate variations	(2,184)	(54,595)	(109,190)	(2,401)	(60,037)	(120,073)
Equities	Exposure subject to variation in stock prices	476	11,888	23,776	(1,971)	(49,268)	(98,536)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	83	6,687	13,058	(26)	(6,451)	(13,634)
Other	Exposure not classified in other definitions	(13)	(320)	(640)	(61)	(1,515)	(3,029)
Total excluding correlation of risk factors		(2,252)	(193,590)	(372,198)	(4,643)	(151,816)	(302,865)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 335 bps and 651 bps (scenarios 2 and 3 respectively) on December 31, 2025 (on December 31, 2024 - the values were approximately 372 bps and 722 bps in scenarios 2 and 3 respectively).

Schedule of sensitivity analysis based on trading and banking portfolios

		R$ thousands
		Trading and Banking Portfolios (1)
		On December 31, 2025			On December 31, 2024
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(10,533)	(3,584,634)	(7,069,069)	(10,217)	(4,085,285)	(7,975,990)
Price indexes	Exposure subject to variations in price index coupon rates	(17,802)	(2,747,631)	(4,869,645)	(12,890)	(2,209,541)	(3,908,207)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,899)	(231,410)	(447,013)	(1,834)	(262,983)	(507,774)
Foreign currency	Exposure subject to exchange rate variations	(4,244)	(106,104)	(212,207)	(5,335)	(133,384)	(266,768)
Equities	Exposure subject to variation in stock prices	(35,194)	(879,844)	(1,759,689)	(32,045)	(801,129)	(1,602,258)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	2,442	239,377	465,818	2,296	272,371	525,099
Other	Exposure not classified in other definitions	935	23,368	46,735	(45)	(1,115)	(2,230)
Total excluding correlation of risk factors		(66,295)	(7,286,878)	(13,845,070)	(60,070)	(7,221,066)	(13,738,128)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 335 bps and 653, bps (scenarios 2 and 3 respectively) on December 31, 2025 (on December 31, 2024 - the values were approximately 372 bps and 726 bps in scenarios 2 and 3 respectively).

Schedule of undiscounted cash flows of financial liabilities

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2025	Total on December 31, 2024
Deposits from banks	261,433,270	16,974,480	40,810,535	24,320,616	5,696,705	349,235,606	353,942,812
Deposits from customers	182,454,287	31,337,461	135,375,260	312,088,318	660,278	661,915,604	617,308,449
Funds from securities issued	14,712,077	6,983,022	61,872,772	214,804,075	10,022,934	308,394,880	254,136,285
Subordinated debt	14,720	390,535	1,783,125	10,221,028	85,893,990	98,303,398	106,160,891
Insurance contract liabilities	562,119,491	14,143,799	8,427,420	29,882,220	82,520,029	697,092,959	852,353,171
Other financial liabilities (1)	58,032,775	41,212,188	10,522,773	7,110,100	513,369	117,391,205	101,086,011
Total liabilities on December 31, 2025	1,078,766,620	111,041,485	258,791,885	598,426,357	185,307,305	2,232,333,652
Total liabilities on December 31, 2024	1,232,136,722	107,755,472	272,535,530	469,141,649	203,418,246		2,284,987,619
(1)	Includes credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

Schedule of derivative financial liabilities

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2025	Total on December 31, 2024
Differential of swaps payable	1,278,422	6,950	1,114,530	126,479	13,443,688	15,970,069	15,833,154
Non-deliverable forwards	5,488,324	460,875	1,207,137	162,460	-	7,318,796	3,015,522
Purchased	2,821,652	401,040	1,128,318	156,333	-	4,507,343	255,209
Sold	2,666,672	59,835	78,819	6,127	-	2,811,453	2,760,313
Premiums of options	896,675	73,265	374,303	1,249,227	40,007	2,633,477	1,656,654
Other	1,408,550	451,799	1,137,646	332,434	-	3,330,429	2,504,000
Total of derivative liabilities on December 31, 2025	9,071,971	992,889	3,833,616	1,870,600	13,483,695	29,252,771
Total of derivative liabilities on December 31, 2024	3,251,465	986,235	2,573,578	4,008,358	12,189,694		23,009,330

Schedule of financial assets and liabilities

	R$ thousands
	Current			Non-current			Total on December 31, 2025	Total on December 31, 2024
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity
Assets
Cash and balances with banks	137,031,197	-	-	-	-	-	137,031,197	146,614,670
Financial assets measured at fair value through profit or loss	530,580,191	3,533,128	2,294,280	7,234,164	4,148,006	-	547,789,769	371,883,348
Debt instruments measured at fair value through other comprehensive income	9,185,740	18,252,721	6,831,650	46,441,083	58,286,911	-	138,998,105	156,292,584
Loans and advances to customers, net of impairment	162,908,322	152,968,753	103,909,969	215,517,705	109,152,313	-	744,457,062	672,382,105
Loans and advances to financial institutions, net of impairment	186,589,622	40,311,106	6,410,950	2,173,376	-	-	235,485,054	196,233,298
Securities, net of provision for expected credit losses	17,808,782	14,206,301	22,876,215	138,622,149	66,033,124	-	259,546,571	266,991,967
Other financial assets (1)	39,932,064	15,626,624	7,313,008	8,245,307	2,309,819	-	73,426,822	81,195,242
Total financial assets on December 31, 2025	1,084,035,918	244,898,633	149,636,072	418,233,784	239,930,173	-	2,136,734,580
Total financial assets on December 31, 2024	910,635,292	197,604,624	124,564,422	451,709,544	207,079,332	-		1,891,593,214

Liabilities
Deposits from financial institutions	327,014,095	56,709,308	20,169,509	21,273,661	1,932,921	-	427,099,494	361,818,310
Deposits from customers (2)	208,009,606	66,066,548	102,249,281	344,688,780	259,936	-	721,274,151	644,338,463
Securities issued	16,357,292	25,082,829	45,445,374	209,382,550	9,992,637	-	306,260,682	257,977,344
Subordinated debt	14,708	385,063	1,641,087	5,798,538	25,351,021	21,524,109	54,714,526	57,458,927
Other financial liabilities (3)	58,032,775	41,212,188	10,522,773	7,110,100	513,369	-	117,391,205	101,086,011
Financial liabilities measured at fair value through profit or loss	2,081,928	4,807,769	3,251,792	6,865,717	1,261,124	-	18,268,330	16,240,611
Expected credit losses							-
Loan Commitments	399,154	809,769	482,777	78,040	45,646	-	1,815,386	2,447,791
Financial guarantees	49,250	47,722	103,581	28,125	1,038,126	-	1,266,804	1,257,645
Liabilities of insurance contracts (2)	350,974,072	13,770,963	7,966,651	23,762,581	23,241,209	-	419,715,476	378,792,820
Total financial liabilities on December 31, 2025	962,932,880	208,892,159	191,832,825	618,988,092	63,635,989	21,524,109	2,067,806,054
Total financial liabilities on December 31, 2024	885,388,340	180,580,649	214,445,408	459,523,561	62,859,713	18,620,251		1,821,417,922
(1)	Includes, primarily, foreign exchange operations, debtors for guarantee deposits and trading and intermediation of values;
(2)	Demand and savings deposits and insurance contract liabilities, represented by “VGBL” and “PGBL” products, are classified within a period of 1 to 30 days, without considering the historical average turnover; and
(3)	Primarily includes credit card operations, foreign exchange operations, trading and intermediation of securities, financial leasing and capitalization plans.

Schedule of current and non-current assets and liabilities

	R$ thousands
	Current	Non-current	Total on December 31, 2025	Total on December 31, 2024
Assets
Total financial assets	1,478,570,623	658,163,957	2,136,734,580	1,891,593,214
Non-current assets held for sale and discontinued operations	3,757,502	-	3,757,502	3,494,950
Investments in associated companies	-	13,283,440	13,283,440	11,029,012
Property and equipment	-	9,405,491	9,405,491	10,220,444
Intangible assets and goodwill	-	25,739,659	25,739,659	23,749,208
Current income and other tax assets	2,985,740	9,898,706	12,884,446	11,764,176
Deferred income tax assets	29,940,580	81,297,026	111,237,606	101,808,543
Other assets	13,715,226	3,569,266	17,284,492	15,824,815
Total non-financial assets	50,399,048	143,193,588	193,592,636	177,891,148
Total assets on December 31, 2025	1,528,969,671	801,357,545	2,330,327,216
Total assets on December 31, 2024	1,292,074,023	777,410,339		2,069,484,362

Liabilities
Total financial liabilities	1,363,657,864	704,148,190	2,067,806,054	1,821,417,922
Other provisions	6,335,334	14,227,867	20,563,201	20,033,774
Current income tax liabilities	2,003,486	-	2,003,486	2,043,616
Deferred income tax liabilities	-	1,895,931	1,895,931	1,664,666
Other liabilities	54,408,571	4,701,343	59,109,914	55,381,892
Total non-financial liabilities	62,747,391	20,825,141	83,572,532	79,123,948
Total shareholders’ equity	-	178,948,630	178,948,630	168,942,492
Total shareholders' equity and liabilities on December 31, 2025	1,426,405,255	903,921,961	2,330,327,216
Total shareholders' equity and liabilities on December 31, 2024	1,339,534,649	729,949,713		2,069,484,362

Schedule of financial assets and liabilities measured at fair value

	R$ thousands
	On December 31, 2025
	Level 1	Level 2	Level 3	Fair Value
Financial assets measured at fair value through profit or loss	462,536,378	60,865,737	3,537,559	526,939,674
Brazilian government bonds	395,031,887	-	-	395,031,887
Corporate debt and marketable equity securities	48,387,660	17,519,436	3,537,559	69,444,655
Bank debt securities	20,916	43,346,301	-	43,367,217
Mutual funds	18,840,361	-	-	18,840,361
Foreign government securities	66,555	-	-	66,555
Brazilian government bonds issued abroad	188,999	-	-	188,999
Derivatives	(333,439)	3,689,752	(774,548)	2,581,765
Derivative financial instruments (assets)	9,266,882	11,309,553	273,660	20,850,095
Derivative financial instruments (liabilities)	(9,600,321)	(7,619,801)	(1,048,208)	(18,268,330)
Debt instruments measured at fair value through other comprehensive income	135,065,868	3,051,953	880,284	138,998,105
Brazilian government bonds	106,709,836	-	6,792	106,716,628
Corporate debt securities	6,617,424	2,039,480	-	8,656,904
Bank debt securities	776,277	1,012,473	-	1,788,750
Brazilian government bonds issued abroad	7,816,817	-	-	7,816,817
Foreign governments securities	8,177,931	-	-	8,177,931
Mutual funds	122,108	-	-	122,108
Marketable equity securities and other stocks	4,845,475	-	873,492	5,718,967
Total	597,268,807	67,607,442	3,643,295	668,519,544

	R$ thousands
	On December 31, 2024
	Level 1	Level 2	Level 3	Fair Value
Financial assets measured at fair value through profit or loss	308,064,812	41,731,862	2,251,689	352,048,363
Brazilian government bonds	263,224,363	-	-	263,224,363
Corporate debt and marketable equity securities	30,626,530	8,759,461	2,251,689	41,637,680
Bank debt securities	4,010,896	32,972,401	-	36,983,297
Mutual funds	9,368,468	-	-	9,368,468
Foreign government securities	468,521	-	-	468,521
Brazilian government bonds issued abroad	366,034	-	-	366,034
Derivatives	(2,537,088)	6,551,467	(420,005)	3,594,374
Derivative financial instruments (assets)	3,199,679	16,497,753	137,553	19,834,985
Derivative financial instruments (liabilities)	(5,736,767)	(9,946,286)	(557,558)	(16,240,611)
Debt instruments measured at fair value through other comprehensive income	152,116,761	3,061,706	1,114,117	156,292,584
Brazilian government bonds	123,817,265	-	11,750	123,829,015
Corporate debt securities	1,467,682	182,142	-	1,649,824
Bank debt securities	1,115,295	2,879,564	17,438	4,012,297
Brazilian government bonds issued abroad	8,960,333	-	-	8,960,333
Foreign governments securities	8,324,658	-	-	8,324,658
Mutual funds	4,951,794	-	-	4,951,794
Marketable equity securities and other stocks	3,479,734	-	1,084,929	4,564,663
Total	457,644,485	51,345,035	2,945,801	511,935,321

Schedule of derivative financial instruments measured at fair value

	R$ thousands
	Financial assets measured at fair value through profit or loss	Financial assets measured at fair value through other comprehensive income	Derivative assets	Derivative liabilities	Total
On December 31, 2023	801,331	1,564,028	152,986	(529,396)	1,988,949
Included in statement of income	(196,056)	(138,588)	-	-	(334,644)
Included in other comprehensive income	-	-	-	-	-
Acquisitions	1,690,098	9,342	-	(28,162)	1,671,278
Maturities/sales	(43,684)	(56,600)	(15,433)	-	(115,717)
Transfer between categories	-	(248,782)	-	-	(248,782)
Transfers (to)/from other levels (1)	-	(15,283)	-	-	(15,283)
On December 31, 2024	2,251,689	1,114,117	137,553	(557,558)	2,945,801
Included in statement of income	566,624	2,152	-	-	568,776
Included in other comprehensive income	-	(200,831)	-	-	(200,831)
Acquisitions	1,672,199	-	136,107	(490,650)	1,317,656
Maturities/sales	(899,235)	(17,716)	-	-	(916,951)
Transfer between categories	17,438	(17,438)	-	-	-
Transfers (to)/from other levels (1)	(71,156)	-	-	-	(71,156)
On December 31, 2025	3,537,559	880,284	273,660	(1,048,208)	3,643,295
(1)	These securities were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters.

Schedule of consolidated statement of income for Level 3 assets and liabilities

	R$ thousands
	Financial assets measured at fair value through profit or loss	Financial assets measured at fair value through other comprehensive income	Total
Interest and similar income	37,698	30,616	68,314
Net trading gains/(losses) realized and unrealized	(233,754)	(169,204)	(402,958)
Total on December 31, 2024	(196,056)	(138,588)	(334,644)

Interest and similar income	452,988	2,152	455,140
Net trading gains/(losses) realized and unrealized	113,636	(200,831)	(87,195)
Total on December 31, 2025	566,624	(198,679)	367,945

Schedule of sensitivity analysis for financial assets

	R$ thousands
	On December 31, 2025
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(28)	(9,841)	(19,247)	-	(77)	(151)
Price indexes	-	-	-	-	-	-
Exchange coupon	(54)	(6,508)	(12,485)	-	-	-
Foreign currency	1,469	36,729	73,459	-	-	-
Equities	10,321	258,037	516,075	4,804	120,105	240,211
(1)	Values net of taxes.

	R$ thousands
	On December 31, 2024
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(1)	(326)	(624)
Price indexes	-	-	-	-	-	-
Exchange coupon	-	-	-	(1)	(189)	(371)
Foreign currency	-	-	-	94	2,354	4,708
Equities	4,632	115,811	231,622	10,672	266,793	533,585

Schedule of financial instruments not measured at fair value

	R$ thousands
	On December 31, 2025
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	235,513,370	-	235,513,370	235,485,054
· Customers	-	-	617,337,432	617,337,432	635,182,964
Securities at amortized cost	139,327,089	104,670,553	5,262,708	249,260,350	263,111,062

Financial liabilities
Deposits from banks	-	-	427,535,327	427,535,327	427,099,494
Deposits from customers	-	-	718,421,538	718,421,538	721,274,151
Securities issued	-	-	306,537,715	306,537,715	306,260,682
Subordinated debt	-	-	56,371,225	56,371,225	54,714,526

	R$ thousands
	On December 31, 2024
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	196,235,524	-	196,235,524	196,233,298
· Customers	-	-	727,760,109	727,760,109	720,239,586
Securities at amortized cost	151,449,296	98,794,868	10,067,466	260,311,630	273,148,967

Financial liabilities
Deposits from banks	-	-	374,212,384	374,212,384	361,818,310
Deposits from customers	-	-	644,856,874	644,856,874	644,338,463
Securities issued	-	-	259,054,688	259,054,688	257,977,344
Subordinated debt	-	-	58,990,729	58,990,729	57,458,927
(1)	The amounts of loans and advances are presented net of the allowance for impairment losses.

Schedule of risk concentration

Insurance liabilities	R$ thousands
	On December 31
	2025			2024
	Gross	Reinsurance	Net of tax	Gross	Reinsurance	Net of tax
Life	25,973,963	29,021	25,944,942	23,171,925	36,481	23,135,444
Pension plans	371,419,090	-	371,419,090	335,365,124	-	335,365,124
Non-Life	3,680,736	38,510	3,642,226	3,603,722	49,327	3,554,396
Health (Health and Dental)	18,641,687	-	18,641,687	16,651,963	-	16,651,963

Schedule of sensitivity test substantially for pension portfolio

On December 31, 2025 - R$ thousand
Interest Rate - Variation of +5% (*)	Results in the insurance liabilities (**)
Pension Plans	(222,505)

(*)	To better reflect the interest rate risk, the projected profitability of balances was sensitized and the bottom-up rate, used to discount flows, was not sensitized.

On December 31, 2025 - R$ thousand
Longevity (Improvement) - Variation of +0.2%	Results in the insurance liabilities (**)
Pension Plans	(123,072)
(**)	Reinsurance is not subject to the application of the shock, as it is a non-proportional and immaterial contract.

Schedule of sensitivity to the discount rate

Discount rate	R$ thousand
	On December 31, 2024
	Income			Equity
	Official	Lower (-1%)	Upper (+1%)	Official	Lower (-1%)	Upper (+1%)
Life and Pension Plans	3,956,551	3,918,652	3,997,692	7,751,092	7,534,736	7,956,746
Non-Life	837,096	921,705	921,677	2,007,872	2,100,354	2,094,096
Health (Health and Dental)	1,873,524	1,874,060	1,872,988	8,756,460	8,722,887	8,789,476

Discount rate	On December 31, 2025
	Income			Equity
	Official	Lower (-1%)	Upper (+1%)	Official	Lower (-1%)	Upper (+1%)
Life and Pension Plans	2,987,896	2,954,938	3,020,711	7,459,983	7,273,532	7,639,164
Non-Life	750,983	749,097	749,080	1,978,010	1,985,027	1,973,621
Health (Health and Dental)	3,098,623	3,099,198	3,098,047	8,240,677	8,205,431	8,275,426

Schedule of sensitivity variation in the loss ratio

Sensitivity - 1% Variation	R$ thousands
	Gross of reinsurance		Net of reinsurance
	On December 31, 2025	On December 31, 2024	On December 31, 2025	On December 31, 2024
Non-Life	(59,208)	(56,151)	(58,954)	(55,887)
Life	(40,389)	(38,389)	(40,143)	(38,185)
Health (Health and Dental)	(248,572)	(226,001)	(248,572)	(226,001)